POST BALANCE SHEET EVENTS - (Details) - USD ($)	1 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 28, 2026	Jan. 31, 2026	Mar. 31, 2026	Apr. 28, 2026	Dec. 31, 2025
Disclosure of non-adjusting events after reporting period
Proceeds from borrowings					$ 5,253,000
Subscription facility agreement | Subscription facility with controlling shareholder
Disclosure of non-adjusting events after reporting period
Notional amount	$ 5,000,000			$ 5,000,000
Proceeds from borrowings		$ 2,500,000		$ 2,500,000
Subscription facility agreement | Shareholder loan from Growler
Disclosure of non-adjusting events after reporting period
Amount of borrowings converted to equity	$ 1,259,297.68		$ 1,259,297.68